DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION

Nabors Energy Transition Corp. (the “Company” or “NETC”) was incorporated in Delaware on March 24, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses or entities that the Company had not yet identified (“Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

On March 30, 2021, the Company was funded with $25,000 for which it issued 8,625,000 shares of Class F common stock, par value $0.0001 per share (the “Founder Shares”) to the Company’s sponsor, Nabors Energy Transition Sponsor LLC, a Delaware limited liability company (the “Sponsor”). On November 16, 2021, the Sponsor surrendered an aggregate of 1,900,000 Founder Shares to the Company at no cost. An aggregate of 175,000 Founder Shares were issued to the independent directors for an aggregate of $700. As of September 30, 2023, the Company has neither engaged in any operations nor generated any revenues to date. The Company will not generate any operating revenues prior to the completion of a Business Combination and will generate non-operating income in the form of interest income on permitted investments from the proceeds derived from its initial public offering (the “Initial Public Offering”).

The registration statement for the Company’s Initial Public Offering was declared effective on November 16, 2021. On November 19, 2021, the Company consummated its Initial Public Offering of 27,600,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units being offered, the “Public Shares,” and, with respect to the one-half of one redeemable warrant included in the Units being offered, the “Public Warrants”), including 3,600,000 additional Units to cover over-allotments (the “Over-Allotment Units”), at $10.00 per Unit, generating gross proceeds of approximately $276.0 million, and incurring offering costs of approximately $16.6 million, of which approximately $9.7 million was deferred underwriting commissions, which were subsequently waived in February 2023 (Note 6).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 13,730,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”), at a price of $1.00 per Private Placement Warrant, generating gross proceeds of approximately $13.7 million (Note 4).

Upon the closing of the Initial Public Offering and the Private Placement, approximately $281.5 million ($10.20 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust (the “Trust Account”), located in the United States, with Continental Stock Transfer & Trust Company acting as trustee and currently investing by the trustee only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act, which are invested only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds from its Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (net of amounts disbursed to management for working capital purposes and excluding the amount of any deferred underwriting discount held in trust) at the time the Company signs a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the potential target business or otherwise is not required to register as an investment company under the Investment Company Act.

The Company will provide holders of Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then held in the Trust Account (initially anticipated to be $10.20 per Public Share and such amount may be increased for each extension of the Company’s time to consummate its initial Business Combination, as described herein). As of September 30, 2023, these Public Shares were recorded at a redemption value and classified as temporary equity in accordance with the Financial Accounting Standards Board’s (the “FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”). In such case, the Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Second Amended and Restated Certificate of Incorporation (the “Charter”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor and the Company’s officers and directors (the “Initial Stockholders”) have agreed to vote their Founder Shares and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the Initial Stockholders are not entitled to redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.

Notwithstanding the foregoing, the Charter provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company.

The Initial Stockholders have agreed not to propose an amendment to the Charter (A) in a manner that would affect the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the time frame described below or (B) with respect to any other material provision relating to the rights of Public Stockholders or pre-initial Business Combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares upon approval of any such amendment.

The Company has 24 months from the closing of the Initial Public Offering to consummate an initial Business Combination. The Company’s board of directors (the “NETC Board”) may extend the date by which the Company has to consummate an initial Business Combination by one additional month (for a total of up to 25 months to complete a Business Combination); provided that the Sponsor (or its affiliates or designees) must deposit into the Trust Account additional funds of an amount equal to $295,519 (or $0.03 for each share of Class A common stock that has not been redeemed) for the one month extension, in exchange for a non-interest bearing, unsecured promissory note. Public Stockholders will not be afforded an opportunity to vote on the extension of time to consummate an initial Business Combination from 24 months to up to 25 months described above or redeem their shares in connection with such extension. If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or up to 25 months if it extends the period of time to consummate its initial Business Combination in accordance with the terms described in its Charter (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses and net of taxes payable), divided by the number of then-outstanding Public Shares, which redemption will completely extinguish the Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the NETC Board, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Initial Stockholders will not be entitled to liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Stockholders should acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.20 per Public Share and (ii) the actual amount per Public Share held in the Trust Account due to reductions in the value of the trust assets as of the date of the liquidation of the Trust Account, in each case including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, less taxes payable. This liability will not apply with respect to any claims by a third party or Target that executed an agreement waiving any and all rights to seek access to the Trust Account (whether or not such agreement is enforceable) against certain liabilities, including liabilities under the Securities Act. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Proposed Business Combination

On February 14, 2023, the Company entered into a business combination agreement with Vast Renewables Limited, an Australian proprietary company limited by shares (f/k/a Vast Solar Pty Ltd, an Australian proprietary company limited by shares) (“Vast”), Neptune Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Vast (“Merger Sub”), the Sponsor and Nabors Industries Ltd. (“Nabors”) (the “Business Combination Agreement” and the transactions contemplated therein, the “Vast Business Combination”), pursuant to which, among other things and subject to certain terms and conditions, Merger Sub will merge with and into the Company, with the Company continuing as the surviving corporation and a wholly owned direct subsidiary of Vast (the “Merger”).

Each share of the Company’s Class A common stock issued and outstanding immediately prior to the effective time of the Merger (the “Effective Time”) with respect to which a stockholder has validly exercised its redemption rights (“Redemption Rights”) provided for in the Charter (i) will be redeemed immediately prior to the Effective Time and will be converted into the right to receive from the Company, in cash, an amount per share calculated in accordance with such stockholder’s Redemption Rights and (ii) will not be entitled to receive ordinary shares in Vast (the “Vast Ordinary Shares”).

In the event that a Unit has not been detached so as to permit separate transferability or trading prior to the Effective Time, then effective immediately prior to the Effective Time, any and all Units will be automatically detached and broken out into their constituent parts, such that a holder of one Unit will hold one share of our Class A common stock and one-half of one warrant, and the underlying Class A common stock and warrants will be converted in accordance with the Business Combination Agreement. However, if the detachment would result in a holder of a warrant holding a fractional warrant, then prior to the conversion the number of warrants deemed to be held by such holder will be rounded down to the nearest whole number.

The Business Combination Agreement contains customary conditions to each party’s obligation to close the transaction and circumstances under which the parties can terminate the agreement. If the Business Combination Agreement is terminated, the Business Combination Agreement will become void and there will be no liability under the Business Combination Agreement on the part of any party, except in the case of a willful material breach of the Business Combination Agreement prior to such termination.

On October 19, 2023, the Company, the Sponsor, Vast and Merger Sub entered into an Amendment and Waiver to the Business Combination Agreement (the “BCA Amendment”), pursuant to which, among other things, (i) Vast agreed to issue at the closing of the Vast Business Combination (the “Closing”), 350,000 Vast Ordinary Shares to Nabors Lux 2 S.a.r.l, an affiliate of Nabors (“Nabors Lux”) pursuant to the Nabors Backstop Agreement (as defined below), (ii) Vast agreed to issue 1,500,000 Vast Ordinary Shares to the Sponsor in the Merger as acceleration of a portion of the 2,400,000 Vast Ordinary Shares that may be issued to the Sponsor upon the achievement of certain share price targets during the Earnout Period (as defined below) (the “Accelerated Earnback Shares”), pursuant to the Nabors Backstop Agreement, (iii) Vast and Merger Sub agreed to waive in their entirety (a) the conditions precedent to their respective obligations to consummate the Business Combination set forth in Section 8.3 of the Business Combination Agreement, including that Vast will have cash and cash equivalents in an aggregate amount not less than $50.0 million at the Closing, and (b) their rights to terminate the Business Combination Agreement pursuant to Section 9.1(g) thereof for a breach of any representation, warranty, covenant or agreement on the part of the Company, and (iv) the parties agreed to amend and restate in its entirety the form of Shareholder and Registration Rights Agreement to be entered into at Closing.

In connection with the Business Combination Agreement, the Company entered into the following agreements:

Support Agreement. The Company entered into the Support Agreement with the Sponsor, Vast, Nabors Lux, and the independent directors (together with our Sponsor and Nabors Lux, the “Insiders”), pursuant to which, among other things, the Insiders agreed (i) to certain restrictions on the transfer of the Founder Shares and Private Placement Warrants, (ii) to vote all Founder Shares held by them in favor of the adoption and approval of the Business Combination Agreement, (iii) to waive the anti-dilution rights with respect to their Founder Shares and (iv) to enter into the Shareholder and Registration Rights Agreement. The Sponsor will have the right to be issued up to 3,900,000 additional Vast Ordinary Shares during the time period between the date that is 70 days after the Closing and the five year anniversary of the Closing (the “Earnout Period”) upon satisfaction of certain price targets set forth therein, which price targets will be based on the daily volume-weighted average closing sale price of one Vast Ordinary Share quoted on the New York Stock Exchange (the “NYSE”) (or the exchange on which the Vast Ordinary Shares are then listed), for any 20 trading days within any 30 consecutive trading day period within the Earnout Period. On October 19, 2023, the Company, the Sponsor and Vast entered into Amendment No. 1 to the Support Agreement (the “Support Agreement Amendment”), pursuant to which the Company and the Sponsor agreed to reduce by 500,000 shares each tranche of Vast Ordinary Shares to be issued to the Sponsor upon satisfaction of certain price targets set forth therein, for an aggregate reduction of 1,500,000 Vast Ordinary Shares.

Subscription Agreements. Concurrently with the signing of the Business Combination Agreement, Nabors Lux and AgCentral Energy Pty Limited (“AgCentral”) entered into subscription agreements (the “Notes Subscription Agreements,” and the financing received therefrom, the “Interim Company Financing”), pursuant to which, among other things, Nabors Lux and AgCentral have each agreed to subscribe for and purchase up to $5.0 million (or $10.0 million in aggregate principal amount) of the senior convertible notes issued in the Convertible Financing (as defined below) from Vast in a private placement to be funded in accordance with the Notes Subscription Agreements. Any amount of Interim Company Financing provided by Nabors Lux or AgCentral will be exchanged for an equivalent number of Vast Ordinary Shares immediately prior to the Effective Time and be deemed to reduce their subscription amounts under the PIPE Financing (as defined below). Vast may enter into additional Notes Subscription Agreements with additional investors between the signing of the Business Combination Agreement and the Closing (the financing received under such additional agreements and together with the financing received under the Notes Subscription Agreements, the “Convertible Financing”).

Also concurrently with the signing of the Business Combination Agreement, Nabors Lux and AgCentral entered into subscription agreements with Vast (the “Equity Subscription Agreements”), pursuant to which, among other things, Nabors Lux and AgCentral agreed, subject to the Closing occurring and certain other conditions, to subscribe for and purchase, and Vast agreed to issue and sell to each of Nabors Lux and AgCentral, up to $15.0 million (or an aggregate of $30.0 million) of Vast Ordinary Shares for $10.20 per share in a private placement. Vast may enter into additional Equity Subscription Agreements, with additional investors between the signing of the Business Combination Agreement and the Closing (the financing received under such additional agreements and together with the financing received under the Equity Subscription Agreements, the “PIPE Financing”).

Services Agreement. Concurrently with signing of the Business Combination Agreement, Vast and Nabors Corporate Services, Inc., an affiliate of our Sponsor (“Nabors Corporate”), entered into a services and cost reimbursement agreement pursuant to which, among other things, Nabors Corporate will provide certain services related to operations, engineering, design planning and other operational or technical matters to Vast.

Joint Development and License Agreement. Concurrently with the signing of the Business Combination Agreement, Vast and Nabors Energy Transition Ventures LLC, an affiliate of our Sponsor (“NETV”), pursuant to which NETV and Vast will agree to work together on a project-by-project basis to develop products and/or equipment related to solar power generation.

Noteholder Support Agreement. At the time of the signing of the Business Combination Agreement, AgCentral is the sole holder of convertible promissory notes previously issued by Vast (the “Existing Convertible Notes”) and a party to certain existing loan agreements with Vast (the “AgCentral Loan Agreements”). Concurrently with the signing of the Business Combination Agreement, Vast and AgCentral entered into the Noteholder Support and Termination Agreement (the “Noteholder Support Agreement”) pursuant to which, among other things, AgCentral agreed to (i) immediately prior to the Closing, as applicable, (a) exercise (or be deemed to have exercised) the conversion rights under each of the Existing Convertible Notes to convert all such Existing Convertible Notes into Vast Ordinary Shares, (b) accept Vast Ordinary Shares as settlement of its Existing Convertible Notes whereupon such notes shall be cancelled, (c) accept Vast Ordinary Shares as repayment of all of the principal outstanding and accrued interest under each AgCentral Loan Agreement whereupon each AgCentral Loan Agreement will be discharged and terminated and (d) discharge and release all financier security granted by Vast to AgCentral in respect of the Existing Convertible Notes and the AgCentral Loan Agreements, and

(ii) not to transfer, prior to the Closing or termination of the Business Combination Agreement, AgCentral’s rights under any AgCentral Loan Agreement, its Vast Ordinary Shares or the Existing Convertible Notes, subject to certain exceptions.

In connection with the Closing, the Company will enter into, among others, the following agreement:

Shareholder and Registration Rights Agreement.

Concurrently with the Closing, the Company, Vast, the Sponsor and the holder parties thereto will enter into a Shareholder and Registration Rights Agreement (the “Shareholder and Registration Rights Agreement”), pursuant to which Vast will agree that, within 60 days of the Closing, Vast will file with the SEC (at Vast’s sole cost and expense) a resale registration statement, and Vast will use its commercially reasonable efforts to have the such registration statement declared effective as soon as reasonably practicable after the filing thereof. In certain circumstances, the holders of certain securities held by or issuable to certain of the Company’s existing shareholders and Vast can demand Vast’s assistance with underwritten offerings and exercise demand or piggyback rights with respect to such offerings. Additionally, the Shareholder and Registration Rights Agreement contains a customary lock-up agreement for six months after the Closing.

The Shareholder and Registration Rights Agreement will also grant (a) to Nabors a consent right over all debt or equity capital raised by Vast (excluding certain issuances of securities pursuant to (i) compensatory stock or option plans, (ii) contracts existing as of the date of the Nabors Backstop Agreement, (iii) securities issued pursuant to convertible securities issued or issuable pursuant to agreements existing as of the date of the Nabors Backstop Agreement and (iv) a bona fide merger or acquisition with an unrelated third party that is, itself, directly or indirectly, an operating company or an owner of an asset in a business synergistic with the business of Vast) post-Closing until the earlier to occur of (the “Additional Rights Expiration Date”) (A) the third anniversary of the Closing and (B) the date on which Vast’s equity market capitalization equals or exceeds $1 billion and (b) to the Sponsor (i) until the Additional Rights Expiration Date, the right to nominate for election two directors to the Vast board of directors (the “Vast Board”) and (ii) after the Additional Rights Expiration Date, the right to nominate for election one director to the Vast Board for so long as Nabors and its affiliates collectively beneficially own 50% of the number of Vast Ordinary Shares that the Sponsor and its affiliates collectively beneficially owned immediately following the Closing. In addition, the Shareholder and Registration Rights Agreement will also provide to Nabors certain rights if, prior to (A) the date that is six months following the Closing, any investor, or (B) the date that is nine months following the Closing, certain investors, invests in equity or debt interests of Vast on terms that are more favorable to such investor from a financial perspective than the terms applicable to Nabors Lux under the Nabors Backstop Agreement, as determined by Nabors in its reasonable discretion (any such investment within the specified time periods, a “Superior Capital Raise”). To the extent the investor in a Superior Capital Raise has subscribed for Vast Ordinary Shares at a price less than the price paid by Nabors Lux under the Nabors Backstop Agreement (the “Lower Capital Price”), then Vast will issue additional Vast Ordinary Shares to Nabors (or its affiliates) so that the aggregate number of Vast Ordinary Shares received by Nabors and its affiliates for their investment under the Nabors Backstop Agreement is equal to the number of Vast Ordinary Shares they would have received had the price for all such shares been the Lower Capital Price, as further described and subject to the conditions set forth in the Shareholder and Registration Rights Agreement. To the extent the investor in a Superior Capital Raise has subscribed for any security other than Vast Ordinary Shares, Nabors will, to the extent there would not be significant impediments to the timely consummation of such an exchange, have the right to exchange the equity interests (and the debt interests received in exchange for equity interests in a prior exchange under this provision) still held by Nabors (and its affiliates) that were purchased pursuant to the Nabors Backstop Agreement (excluding any shares that were issued as the Accelerated Earnback Shares) for debt or equity interests on the terms issued in the Superior Capital Raise, so that Nabors (or its affiliates) hold the debt or equity interests they would have held had the investment under the Nabors Backstop Agreement been conducted on the terms of the Superior Capital Raise, as further described and subject to the conditions set forth in the Shareholder and Registration Rights Agreement. The Shareholder and Registration Rights Agreement will also grant to AgCentral the right to nominate one director to the Vast Board for so long as AgCentral and its affiliates collectively beneficially own at least the number of Vast Ordinary Shares that would entitle the Sponsor the right to nominate for election directors under the Shareholder and Registration Rights Agreement.

Canberra Subscription. On September 18, 2023, Vast entered into a subscription agreement with Capital Airport Group (“CAG”), the owner and operator of Canberra Airport, to purchase a minimum of $5.0 million, and up to $10.0 million, of Vast Ordinary Shares at a purchase price of $10.20 per share in a private placement (the “Canberra Subscription”). The Canberra Subscription is conditional on the Closing. Of the $10.0 million Canberra Subscription, $5.0 million will serve as a backstop for subsequent capital raised by Vast prior to Closing via additional Notes Subscriptions or Equity Subscriptions (the “CAG Backstop”). Accordingly, the amount invested by CAG pursuant to the Canberra Subscription will be reduced below $10.0 million, but not below $5.0 million, by one dollar for every three dollars raised by Vast prior to Closing via the issuance of additional shares or debt instruments. Therefore, the CAG Backstop may not ultimately be funded in full or at all.

October Notes Subscription Agreement. On October 19, 2023, Nabors Lux entered into a Notes Subscription Agreement (the “October Notes Subscription Agreement”) with Vast pursuant to which, among other things, Nabors Lux agreed to subscribe for and purchase an additional $2.5 million of senior convertible notes, which are convertible into an equivalent number of Vast Ordinary Shares at $10.20 per share (the “Incremental Funding”), in addition to the $5.0 million of senior convertible notes already owned. Nabors Lux’s commitment under the Equity Subscription Agreements will be reduced, dollar-for-dollar, by the Incremental Funding.

Backstop Agreement. On October 19, 2023, Vast entered into a Backstop Agreement (the “Nabors Backstop Agreement”) pursuant to which Nabors Lux agreed to purchase up to $15.0 million of Vast Ordinary Shares at a purchase price of $10.20 per share (the “Nabors Backstop”). The Nabors Backstop will serve as a backstop for redemptions of Class A Common Stock by Public Stockholders in connection with the Business Combination and subsequent capital raised by Vast prior to or in connection with Closing from additional third parties (other than Nabors, AgCentral, CAG and their respective affiliates). Accordingly, the amount invested by Nabors pursuant to the Nabors Backstop Agreement will be reduced below $15.0 million, dollar- for-dollar, by (i) the balance of the cash remaining in the Trust Account after giving effect to any redemptions of NETC Class A Common Stock by Public Stockholders in connection with the Business Combination and (ii) amounts invested by investors other than Nabors Lux, AgCentral and CAG. Therefore, the Nabors Backstop may not ultimately be funded in full or at all.

Master Agreement. On October 19, 2023, the Company, Vast, Nabors, the Sponsor, Nabors Lux, Merger Sub and AgCentral entered into the Master Agreement, which, among other things, summarizes the key terms of each of the BCA Amendment, Support Agreement Amendment, October Notes Subscription Agreement, Nabors Backstop Agreement and form of Shareholder and Registration Rights Agreement (the “Master Agreement”).

Special Meeting- Extension

On May 11, 2023, the Company convened a special meeting (the “Special Meeting”) and the Company’s stockholders approved its Charter to allow the NETC Board, without another stockholder vote, to elect to extend the date by which the Company has to consummate an initial Business Combination up to seven times for an additional one month each time (but in no event to a date later than 25 months from the closing of the Initial Public Offering), provided that the Sponsor (or its affiliates or designees), deposits into the Trust Account for each monthly extension an amount equal to the lesser of (x) $300,000 and (y) $0.03 for each share of Class A common stock issued as part of the Units sold in the Initial Public Offering that is not redeemed in connection with the Special Meeting in exchange for a non-interest bearing, unsecured promissory note. See Note 2 for additional details on deposits in the Trust Account.

On November 6, 2023, the Company filed a preliminary proxy statement proposing that the Company’s stockholders approve its Charter to allow the NETC Board, without another stockholder vote, to elect to extend the date by which the Company has to consummate an initial Business Combination up to three times for an additional one month each time (but in no event to a date later than 28 months from the closing of Initial Public Offering), provided that the Sponsor (or its affiliates of designees), deposits into the Trust Account for each monthly extension an amount equal to $200,000 in exchange for a non-interest bearing, unsecured promissory note.

Inflation Reduction Act

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into law. The IR Act imposes a 1% excise tax on the fair market value of stock repurchases made by covered corporations (including domestic corporations) after December 31, 2022. The total taxable value of shares repurchased may be reduced by the fair market value of any newly issued shares during the taxable year. As discussed above, the Company may redeem the Public Shares in certain circumstances. On May 11, 2023, the Company redeemed 17,749,359 shares in exchange for $186,932,568 and may redeem additional shares in the future. If the Vast Business Combination is completed (or if the Company does not completely liquidate before January 1, 2024), the redemptions that occurred in May 2023 as well as future redemptions by the Company may be subject to this excise tax.

Basis of presentation

The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

Emerging growth company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the JOBS Act, and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Going Concern

In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic 205-40, “Presentation of Financial Statements-Going Concern,” the Company has until November 19, 2023 (or up to December 19, 2023 if extended pursuant to the Charter) to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time. If a Business Combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution, raises substantial doubt about the Company’s ability to continue as a going concern. As of September 30, 2023, no adjustments have been made to the carrying amounts of assets or liabilities that might be necessary should the Company be required to liquidate at the end of the Combination Period.

NABORS ENERGY TRANSITION CORP.

NOTES TO FINANCIAL STATEMENTS

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION

Nabors Energy Transition Corp. (the “Company”) was incorporated in Delaware on March 24, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses or entities that the Company had not yet identified as of December 31, 2022 (“Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

As of December 31, 2022, the Company had not yet commenced operations. On March 30, 2021, the Company was funded with $25,000 for which it issued 8,625,000 shares of Class F common stock, par value $0.0001 per share (the “Founder Shares”) to the Company’s sponsor, Nabors Energy Transition Sponsor LLC, a Delaware limited liability company (the “Sponsor”). All activity for the period from March 24, 2021 (inception) through December 31, 2022 related to the Company’s formation and the initial public offering (the “Initial Public Offering”), which is described below. The Company will not generate any operating revenues prior to the completion of the Business Combination and will generate non-operating income in the form of interest income on permitted investments from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on November 16, 2021. On November 19, 2021, the Company consummated its Initial Public Offering of 27,600,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units being offered, the “Public Shares,” and, with respect to the one-half of one redeemable warrant included in the Units being offered, the “Public Warrants”), including 3,600,000 additional Units to cover over-allotments (the “Over-Allotment Units”), at $10.00 per Unit, generating gross proceeds of approximately $276.0 million, and incurring offering costs of approximately $16.6 million, of which approximately $9.7 million was deferred underwriting commissions (Note 6).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 13,730,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”), at a price of $1.00 per Private Placement Warrant, generating gross proceeds of $13.7 million (Note 4).

Upon the closing of the Initial Public Offering and the Private Placement, approximately $281.5 million ($10.20 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust (“Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee and were invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which are invested only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds from its Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (net of amounts disbursed to management for working capital purposes and excluding the amount of any deferred underwriting discount held in trust) at the time the Company signs a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise is not required to register as an investment company under the Investment Company Act.

The Company will provide holders (the “Public Stockholders”) of Public Shares with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public

Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then held in the Trust Account (initially anticipated to be $10.20 per Public Share and such amount may be increased by $0.10 per share for each three-month extension of the Company’s time to consummate its initial Business Combination, as described herein). The per-share amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). As of December 31, 2022 and 2021, these Public Shares were recorded at a redemption value and classified as temporary equity in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks stockholder approval in connection with a Business Combination, the initial stockholders (as defined below) have agreed to vote their Founder Shares and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the initial stockholders are not entitled to redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.

Notwithstanding the foregoing, the Amended and Restated Certificate of Incorporation provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company.

The Sponsor and the Company’s officers and directors (the “initial stockholders”) have agreed not to propose an amendment to the Certificate of Incorporation (A) in a manner that would affect the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the time frame described below or (B) with respect to any other material provision relating to the rights of holders of Public Shares or pre-initial Business Combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares upon approval of any such amendment.

As of December 31, 2022, the Company had 15 months from the closing of the Initial Public Offering to consummate an initial Business Combination. However, if the Company anticipates that it may not be able to consummate its initial Business Combination within 15 months, it may, but is not obligated to, extend the period of time to consummate a Business Combination by an additional three months, up to two times (for a total of up to 21 months to complete a Business Combination); provided that the Sponsor (or its affiliates or designees) must deposit into the trust account additional funds of $2,760,000 ($0.10 per unit), for each of the available three-month extensions, for a total payment of up to $5,520,000, in exchange for a non-interest bearing, unsecured promissory note. The Company’s public stockholders will not be afforded an opportunity to vote on our extension of time to consummate an initial Business Combination from 15 months to up to 21 months described above or redeem their shares in connection with such extension. If the Company is unable to complete a Business Combination within 15 months from the closing of the Initial Public Offering, or up to 21 months if it extends the period of time to consummate its initial Business Combination in accordance with the terms described herein (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses and net of taxes payable), divided by the number of then-outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and its board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The initial stockholders will not be entitled to liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial stockholders should acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to the deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.20. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.20 per Public Share and (ii) the actual amount per Public Share held in the Trust Account due to reductions in the value of the trust assets as of the date of the liquidation of the Trust Account, in each case including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, less taxes payable. This liability will not apply with respect to any claims by a third party or Target that executed an agreement waiving any and all rights to seek access to the Trust Account (whether or not such agreement is enforceable) or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Basis of presentation

The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging growth company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the JOBS Act, and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Going Concern

In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic 205-40, “Presentation of Financial Statements-Going Concern,” the Company has until August 19, 2023 to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time. If a Business Combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution, raises substantial doubt about the Company’s ability to continue as a going concern. As of December 31, 2022, no adjustments have been made to the carrying amounts of assets or liabilities that might be necessary should the Company be required to liquidate at the end of the Combination Period.